IMPAIRMENT CHARGES - Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Impairment charges
Property, plant and equipment		$ 243.2
Fort Knox
Impairment charges
Impairment charge to adjust the inventories to net realizable value	$ 38.9
Impairment impact on tax recovery	$ 3.1
Round Mountain
Impairment charges
Impairment charge to adjust the inventories to net realizable value		106.8
Impairment impact on tax recovery		18.9
Property, plant and equipment		$ 243.2